Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	$ 44,470,750	$ 42,879,326
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	17,762,024	10,081,778
Increase (decrease) from exchange differences, net	(115)	2,897
Intangible Assets, Amortization and Impairment	(6,811,041)	(5,833,991)
Increases (decreases) from transfers and other changes	(250,714)
Increases (decreases) from transfers	(250,714)
Disposals and removals from service		(2,549,926)
Disposals		(2,549,926)
Other increases (decreases)		(109,334)
Total changes in identifiable intangible assets	10,700,154	1,591,424
Ending balance	55,170,904	44,470,750
Easements and Water Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,564,076	14,575,473
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	295,588	540,052
Increases (decreases) from transfers and other changes	(250,714)	352
Increases (decreases) from transfers	(250,714)	352
Disposals and removals from service		(2,549,926)
Disposals		(2,549,926)
Other increases (decreases)		(1,875)
Total changes in identifiable intangible assets	44,874	(2,011,397)
Ending balance	12,608,950	12,564,076
Computer Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	27,591,694	27,824,092
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	17,466,436	5,690,091
Intangible Assets, Amortization and Impairment	(6,803,337)	(5,815,030)
Other increases (decreases)		(107,459)
Total changes in identifiable intangible assets	10,663,099	(232,398)
Ending balance	38,254,793	27,591,694
Other Identifiable Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,314,980	479,761
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations		3,851,635
Increase (decrease) from exchange differences, net	(115)	2,897
Intangible Assets, Amortization and Impairment	(7,704)	(18,961)
Increases (decreases) from transfers and other changes		(352)
Increases (decreases) from transfers		(352)
Total changes in identifiable intangible assets	(7,819)	3,835,219
Ending balance	$ 4,307,161	$ 4,314,980